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                               Fixed Income SHares
                           1345 Avenue of the Americas
                               New York, NY 10105


March 2, 2004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549


Re:          Fixed Income SHares (File Nos. 333-92415, 811-09721)
             (the "Registrant")

Dear Sir or Madam:

         I hereby certify on the Registrant's behalf, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that:

         1. The forms of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on February 27, 2004; and

         2. The text of the amendment described in paragraph 1 above has been filed electronically.



                                          Very truly yours,

                                          /s/ Jennifer A. Patula

                                          Jennifer A. Patula
                                          Assistant Secretary